STOCK BASED COMPENSATION - Valuation assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Assumptions
Time to expiration (in years)		5 years 10 months 24 days	6 years
Volatility		71.78%	75.06%
Risk-free interest rate		2.71%	2.09%
Dividend yield (as a percent)		0.00%	0.00%
Stock Options that Contain Service, Performance and Market Conditions
Valuation Assumptions
Time to expiration (in years)	10 years
Volatility	68.54%
Risk-free interest rate	2.64%
Dividend yield (as a percent)	0.00%
Cost of equity	24.00%
Fair value of underlying common stock (as of valuation date)	$ 5.85